Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
15. Commitments and contingencies

Aircraft and Office premises lease

NXT has an operating lease commitment on its Calgary office space for a 10 year term ending in 2025 at an initial estimated minimum monthly lease payment of $44,624 (including operating costs).

The leaseback of NXT’s aircraft is an operating lease with a minimum term of 60 months and monthly lease payments of approximately US$40,000.

The estimated future minimum annual commitments for these leases are as follows as at December 31, 2017:

Fiscal year ending December 31	Office Premises	Aircraft
2018	$551,553	$594,633
2019	551,553	594,633
2020	554,526	594,633
2021	563,450	594,633
2022	563,450	148,658
	2,784,532	2,527,190
Thereafter, 2023 through 2025	1,549,487	-
	4,334,019	2,527,190

Deferred charges of $81,919 as at December 31, 2017 relates to the valuation of an initial free-rent period received on this lease in 2015. This balance will be amortized as a reduction of general and administrative expense over the remaining 8 year term of the lease commitment.